TRADE AND OTHER RECEIVABLES - By debtor (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables
Trade receivables	Rp 8,510	Rp 11,339
Third parties
Trade and other receivables
Trade receivables	7,132	8,996
Related parties
Trade and other receivables
Trade receivables	1,378	2,343
Gross or Cost
Trade and other receivables
Trade receivables	16,312	19,699
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	13,534	15,803
Gross or Cost | Third parties | Individual and business subscribers
Trade and other receivables
Trade receivables	12,644	13,899
Gross or Cost | Third parties | Overseas international carriers
Trade and other receivables
Trade receivables	890	1,904
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	2,778	3,896
Gross or Cost | State-owned enterprises
Trade and other receivables
Trade receivables	1,336	1,564
Gross or Cost | Government agencies
Trade and other receivables
Trade receivables	679	1,196
Gross or Cost | Indonusa
Trade and other receivables
Trade receivables	439	504
Gross or Cost | PT Indosat Tbk ("Indosat")
Trade and other receivables
Trade receivables	148	225
Gross or Cost | Others (each below Rp 75 billion)
Trade and other receivables
Trade receivables	176	407
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(7,802)	(8,360)	Rp (6,207)
Allowance for expected credit losses | Third parties
Trade and other receivables
Trade receivables	(6,402)	(6,807)
Allowance for expected credit losses | Related parties
Trade and other receivables
Trade receivables	Rp (1,400)	Rp (1,553)